Other operating income and expenses - Schedule of other operating income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income [Abstract]
Gain from farmout agreement	$ 18,218	$ 9,050
Other services charges	8,480	4,236	$ 4,190
Gain from assets disposal		9,999
Bargain purchase on business combination			1,383
Total other operating income	$ 26,698	$ 23,285	$ 5,573